Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 80,955,803	$ 68,945,792
Less: allowances for credit losses	(1,928,486)
Total accounts receivable, net	79,027,317	68,945,792
Less: accounts receivable, net, related parties	(456,361)
Accounts receivable from third parties, net	$ 78,570,956	$ 68,945,792